[CLIFFORD CHANCE LETTERHEAD]

July 25, 2007

Securities and Exchange Commission
Division of Investment Management
100 F Street, NE
Washington, D.C. 20549

Re:	SPA ETF Trust (the ‘‘Fund’’)

To Whom it May Concern:

I enclose the Fund’s registration statement on Form N-1A, to be filed via EDGAR on or about the date hereof.

If you have any questions, please feel free to contact me at (212) 878-3412. Thank you.

Best regards,

/s/ Jeremy Senderowicz

Jeremy Senderowicz